SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SELLING AND MARKETING EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	24,227	20,756	9,335
Share-based payments	2,570	1,464	941
Professional services	17,441	18,957	3,680
Samples	1,008	438	178
Travel, Fleet, meals and related expenses	7,305	5,729	2,193
Office-related expenses	1,285	957	789
Other	1,787	984	1,217
	55,623	49,285	18,333